Subsequent events (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets acquired	R$ 49,703,700	R$ 49,537,535
Cash and cash equivalents	2,678,457	3,472,845	R$ 3,222,768
Recoverable taxes	355,065	151,912
Other receivables	2,278,293	2,266,805
Property, plant and equipment	10,069,468	10,142,591
Intangible assets	10,277,727	9,215,560
Suppliers	125,448	125,249
Total of net assets acquired	801,116	R$ 397,933	R$ 403,183
Goodwill	204,057
Consideration amount	1,005,173
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	301,102
Cash and cash equivalents
Trade accounts receivable
Other receivables
Property, plant and equipment
Liabilities assumed	102,375
Suppliers
Loans and financing
Other accounts payable
Net assets acquired	198,727
Santa Rosa And Mundo Novo Wind Complex [Member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	840,938
Cash and cash equivalents	67,440
Trade accounts receivable	23,961
Recoverable taxes	5,747
Other receivables	9,157
Property, plant and equipment	734,633
Intangible assets
Liabilities assumed	625,811
Suppliers	56,611
Loans and financing	557,810
Tax obligations	7,579
Other accounts payable	3,811
Contingent Liabilities
Deferred income tax and social contribution
Net assets acquired	215,127
Santa Rosa And Mundo Novo Wind Complex [Member] | Fair Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	366,360
Cash and cash equivalents
Trade accounts receivable
Recoverable taxes
Other receivables
Property, plant and equipment
Intangible assets	366,360
Liabilities assumed	131,100
Suppliers
Loans and financing
Tax obligations
Other accounts payable
Contingent Liabilities	10,155
Deferred income tax and social contribution	120,945
Net assets acquired	235,260
Santa Rosa And Mundo Novo Wind Complex [Member] | Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	1,207,298
Cash and cash equivalents	67,440
Trade accounts receivable	23,961
Recoverable taxes	5,747
Other receivables	9,157
Property, plant and equipment	734,633
Intangible assets	366,360
Liabilities assumed	756,911
Suppliers	56,611
Loans and financing	557,810
Tax obligations	7,579
Other accounts payable	3,811
Contingent Liabilities	10,155
Deferred income tax and social contribution	120,945
Net assets acquired	R$ 450,387